TRADE AND OTHER RECEIVABLES, NET (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
TRADE AND OTHER RECEIVABLES, NET
Trade accounts receivable, net	$ 177,244	$ 241,969
Accrued gas receivables	833	7,224
Unbilled revenues, net	103,986	121,993
Other	46,132	32,721
Trade and other receivables, net	$ 328,195	$ 403,907